Significant Accounting Policies - Disaggregation of Revenue (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disaggregation of Revenue [Line Items]
Revenues	$ 321,629	$ 290,912	$ 267,908
Net investment income (loss)	838	1,199	798
Total revenues	322,467	292,111	268,706
Pharmacy
Disaggregation of Revenue [Line Items]
Revenues	205,119	184,619	171,087
Front Store
Disaggregation of Revenue [Line Items]
Revenues	22,780	21,315	19,655
Premiums
Disaggregation of Revenue [Line Items]
Revenues	85,330	76,132	69,364
Other
Disaggregation of Revenue [Line Items]
Revenues	8,400	8,846	7,802
Operating Segments | Health Care Benefits
Disaggregation of Revenue [Line Items]
Revenues	90,798	81,457	74,871
Net investment income (loss)	476	586	483
Total revenues	91,350	82,119	75,409
Operating Segments | Health Care Benefits | Pharmacy
Disaggregation of Revenue [Line Items]
Revenues	0	0	0
Operating Segments | Health Care Benefits | Front Store
Disaggregation of Revenue [Line Items]
Revenues	0	0	0
Operating Segments | Health Care Benefits | Premiums
Disaggregation of Revenue [Line Items]
Revenues	85,274	76,064	69,301
Operating Segments | Health Care Benefits | Other
Disaggregation of Revenue [Line Items]
Revenues	5,600	5,469	5,625
Operating Segments | Health Services
Disaggregation of Revenue [Line Items]
Revenues	157,968	143,912	131,936
Net investment income (loss)	0	0	0
Total revenues	169,576	153,892	141,354
Operating Segments | Health Services | Pharmacy network
Disaggregation of Revenue [Line Items]
Total revenues	102,968	96,834	89,740
Operating Segments | Health Services | Mail choice
Disaggregation of Revenue [Line Items]
Total revenues	63,825	53,812	49,713
Operating Segments | Health Services | Other
Disaggregation of Revenue [Line Items]
Total revenues	2,783	3,246	1,901
Operating Segments | Health Services | Pharmacy
Disaggregation of Revenue [Line Items]
Revenues	166,793	150,646	139,453
Operating Segments | Health Services | Front Store
Disaggregation of Revenue [Line Items]
Revenues	0	0	0
Operating Segments | Health Services | Premiums
Disaggregation of Revenue [Line Items]
Revenues	0	0	0
Operating Segments | Health Services | Other
Disaggregation of Revenue [Line Items]
Revenues	2,783	3,246	1,901
Operating Segments | Pharmacy & Consumer Wellness
Disaggregation of Revenue [Line Items]
Revenues	72,739	65,418	60,990
Net investment income (loss)	(44)	17	0
Total revenues	108,596	101,620	93,579
Operating Segments | Pharmacy & Consumer Wellness | Pharmacy
Disaggregation of Revenue [Line Items]
Revenues	83,480	77,886	71,984
Operating Segments | Pharmacy & Consumer Wellness | Front Store
Disaggregation of Revenue [Line Items]
Revenues	22,780	21,315	19,655
Operating Segments | Pharmacy & Consumer Wellness | Premiums
Disaggregation of Revenue [Line Items]
Revenues	0	0	0
Operating Segments | Pharmacy & Consumer Wellness | Other
Disaggregation of Revenue [Line Items]
Revenues	2,380	2,402	1,940
Corporate/ Other
Disaggregation of Revenue [Line Items]
Revenues	124	125	111
Net investment income (loss)	406	596	315
Total revenues	530	721	426
Corporate/ Other | Pharmacy
Disaggregation of Revenue [Line Items]
Revenues	0	0	0
Corporate/ Other | Front Store
Disaggregation of Revenue [Line Items]
Revenues	0	0	0
Corporate/ Other | Premiums
Disaggregation of Revenue [Line Items]
Revenues	56	68	63
Corporate/ Other | Other
Disaggregation of Revenue [Line Items]
Revenues	68	57	48
Intersegment Eliminations
Disaggregation of Revenue [Line Items]
Net investment income (loss)	0	0	0
Total revenues	(47,585)	(46,241)	(42,062)
Intersegment Eliminations | Pharmacy
Disaggregation of Revenue [Line Items]
Revenues	(45,154)	(43,913)	(40,350)
Intersegment Eliminations | Front Store
Disaggregation of Revenue [Line Items]
Revenues	0	0	0
Intersegment Eliminations | Premiums
Disaggregation of Revenue [Line Items]
Revenues	0	0	0
Intersegment Eliminations | Other
Disaggregation of Revenue [Line Items]
Revenues	$ (2,431)	$ (2,328)	$ (1,712)